CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		105 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Cash Flows from Operating Activities
Net Income/(Loss)	$ (247,924)	$ (170,223)	$ (2,094,316)	$ (1,026,538)	$ (983,121)	$ (1,987,122)	$ 18,021,058
Adjustments to reconcile net loss to net cash
Depreciation and amortization			1,646	329	878	5,100
Warrants issued for services			1,275,471	402,100	402,100	608,836
Change in fair value on derivative liability	(37,371)	104,421	33,687	246,260	9,484	85,325
Loan origination fees			68,888	0	35,400	0
Changes in operating assets and liabilities
Accounts receivable			(3,430)	32,585	27,547	(120,066)
Inventory			291,553	91,523	138,838	459,717
Offering costs			(135,202)	0
Cost in acquisition of Hyperion/OP&M			53,015	0
Right of use asset, net			(86,279)	0
Deposits			0	(16,890)	(16,890)	0
Accounts payable			(22,778)	76,799
Accrued liabilities			94,216	(52,330)	35,291	50,210
Accrued interest payable			31,489	16,621	8,337	10,671
Accrued interest payable - related party			380	(14,118)	(14,118)	13,600
Lease liability - current			62,989	0
Lease liability - long-term			26,187	0
Net Cash used in Operating Activities			(471,373)	(243,658)	(352,578)	(901,298)
Cash Flows from Investing Activities
Purchase of fixed assets			0	(7,987)	(7,987)	0
Gain on sale of asset			0	2,643
Cash flows provided by (used in) Investing Activities			0	(5,344)	(7,987)	(96,004)
Trademarks					0	(96,004)
Cash Flows from Financing Activities
Proceeds from issuance of common stock			(35,000)	(11,386)	(11,386)	995,199
Proceeds from issuance of convertible debt			350,000	445,826	323,600	165,000
Payments for repayment of convertible debt			(110,535)	(256,826)
Proceeds from issuance of noted payable			627,000	93,174	380,000	0
Payments for repayment of notes payable			(530,740)	0	(124,630)	0
Proceeds from issuance of noted payable - related party			82,500	0
Payments for repayment of noted payable - related party			0	(170,000)
Loan origination fees			68,888	0	35,400	0
Net Cash provided by Financing Activities			452,113	100,788	204,119	1,160,199
Payments for repayment of convertible debt					(193,465)	0
Payments for repayment of notes payable - related party					(170,000)	0
Increase (decrease) in cash			(19,260)	(148,214)	(156,447)	162,897
Cash at beginning of period			65,651	222,098	222,098	59,201
Cash at end of period	$ 46,391	$ 73,884	46,391	73,884	65,651	222,098	$ 46,391
Changes in operating assets and liabilities
Accounts receivable			(3,430)	32,585	27,547	(120,066)
Inventory			291,553	91,523	138,838	459,717
Cost in acquisition of Hyperion/OP&M					(53,015)	0
Deposits			0	(16,890)	(16,890)	0
Gain on sale of asset					2,643	0
Accounts payable					54,048	(27,569)
Accrued liabilities			94,216	(52,330)	35,291	50,210
Accrued interest payable			31,489	16,621	8,337	10,671
Accrued interest payable - related party			380	(14,118)	(14,118)	13,600
Net Cash used in Operating Activities			$ (471,373)	$ (243,658)	(352,578)	(901,298)
Supplemental disclosures of non-cash investing and financing Activities
Fair value of derivative and warrant liabilities from issuance of convertible note					$ 102,011	$ 92,527